EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 3	$ 4	$ 6	$ 7
Interest cost	7	4	14	9
Expected return on assets	(12)	(14)	(24)	(27)
Amortization of:
Prior service credit	0	0	0	0
Actuarial loss	5	7	10	13
Net periodic benefit cost	3	1	6	2
Healthcare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	1	2	2
Interest cost	2	2	3	3
Expected return on assets	(2)	(1)	(3)	(3)
Amortization of:
Prior service credit	(32)	(34)	(63)	(68)
Actuarial loss	1	0	1	1
Net periodic benefit cost	(30)	(32)	(60)	(65)
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	1	3	3
Interest cost	0	0	0	0
Expected return on assets	0	0	0	0
Amortization of:
Prior service credit	0	0	0	0
Actuarial loss	0	1	0	1
Net periodic benefit cost	$ 1	$ 2	$ 3	$ 4